Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Schedule of Other Payables and Accruals

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Construction payables	—	16,576
Payroll, welfare and bonus payables	4,124	11,384
Accrued professional service fee	8,090	2,318
Others	541	2,562
	12,755	32,840